Financial Instruments by Category - Summary of Gains and Losses on Financial Instruments (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 3,033	$ 1,598	$ 1,472
Interest loss	(28,717)	(18,385)	(18,109)
Net financial accretion	7,627	(3,169)	(3,159)
Net exchange differences	54,459	8,950	11,611
Fair value gains on financial assets at fair value through profit or loss	2,596	2,208	1,826
Gains on derivative financial instruments	933		213
Result from net monetary position	1,594
Net financial results	41,525	(8,798)	(6,146)
Financial and non-financial Assets / Liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	3,033	1,598	1,472
Interest loss	(28,717)	(18,385)	(18,109)
Net financial accretion	7,627	(3,169)	(3,159)
Net exchange differences	54,459	8,950	11,611
Result from net monetary position	1,594
Net financial results	37,996	(11,006)	(8,185)
Financial Assets / Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains on financial assets at fair value through profit or loss	2,596	2,208	1,826
Gains on derivative financial instruments	933		213
Net financial results	$ 3,529	$ 2,208	$ 2,039